Payable Third-Party Loans - Schedule of Payable Third-Party Loans (Details) - Loans Payable [Member] - CNY (¥) ¥ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Payable Third-Party Loans [Line Items]
Payable third-party loans	¥ 29,959	¥ 6,208
Short-term loans from third parties [Member]
Schedule of Payable Third-Party Loans [Line Items]
Payable third-party loans	5,926	6,208
Long-term loans from third party [Member]
Schedule of Payable Third-Party Loans [Line Items]
Payable third-party loans	¥ 24,033